COLUMBIA FUNDS SERIES TRUST I

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

(the “Fund”)

Supplement dated March 1, 2013 to the Fund’s prospectus (Class R4 shares only)

dated March 1, 2013 and the Fund’s Statement of Additional Information (All shares classes) dated

March 1, 2013

Effective immediately, Laton Spahr is no longer a portfolio manager of the Fund. Accordingly, all references to Mr. Spahr in the prospectus and Statement of Additional Information are hereby removed.

Shareholders should retain this Supplement for future reference.

C-1382-1 A (3/13)